STATEMENT OF INVESTMENTS
BNY Mellon Equity Income Fund

August 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Automobiles & Components - .6%
Ford Motor Co.	478,118		5,799,571
Banks - 4.5%
Bank of America Corp.	367,017		10,522,377
Bank OZK	97,664		3,923,163
JPMorgan Chase & Co.	153,266		22,427,414
New York Community Bancorp, Inc.	37,101		455,600
Regions Financial Corp.	230,230		4,222,418
			41,550,972
Capital Goods - 5.0%
Caterpillar, Inc.	13,840		3,890,839
Emerson Electric Co.	115,411		11,339,131
Fastenal Co.	71,897		4,139,829
Illinois Tool Works, Inc.	14,666		3,627,635
Johnson Controls International PLC	61,942		3,658,295
Lockheed Martin Corp.	32,380		14,517,573
PACCAR, Inc.	56,096		4,616,140
			45,789,442
Commercial & Professional Services - .9%
Automatic Data Processing, Inc.	9,649		2,456,732
Paychex, Inc.	50,904		6,221,996
			8,678,728
Consumer Discretionary Distribution - 3.1%
Amazon.com, Inc.	202,475	[a]	27,943,575
Consumer Durables & Apparel - 1.0%
Carter's, Inc.	44,692	[b]	3,198,606
Ralph Lauren Corp.	31,523		3,676,528
VF Corp.	108,230		2,138,625
			9,013,759
Consumer Services - 2.3%
Darden Restaurants, Inc.	112,138		17,438,580
H&R Block, Inc.	54,645		2,184,707
The Wendy's Company	60,828		1,203,786
			20,827,073
Energy - 8.6%
Antero Midstream Corp.	69,213		838,862
Chesapeake Energy Corp.	24,600	[b]	2,169,966
Chevron Corp.	4,495		724,145
EOG Resources, Inc.	67,244		8,648,923
Exxon Mobil Corp.	53,368		5,933,988

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Energy - 8.6% (continued)
Kinder Morgan, Inc.	73,402		1,263,982
Marathon Petroleum Corp.	23,296		3,325,970
ONEOK, Inc.	73,844		4,814,629
Phillips 66	52,900		6,039,064
Pioneer Natural Resources Co.	16,571		3,942,738
Schlumberger NV	153,789		9,067,399
The Williams Companies, Inc.	407,957		14,086,755
Valero Energy Corp.	132,585		17,222,792
			78,079,213
Equity Real Estate Investment - .2%
Apartment Income REIT Corp.	14,119	[c]	480,893
Brandywine Realty Trust	29,994	[c]	149,970
Spirit Realty Capital, Inc.	38,676	[c]	1,493,280
			2,124,143
Financial Services - 4.0%
BlackRock, Inc.	13,217		9,259,037
Blackstone, Inc.	29,112		3,096,643
Morgan Stanley	216,451		18,430,803
T. Rowe Price Group, Inc.	27,400		3,075,102
The Goldman Sachs Group, Inc.	2,786		913,000
The Western Union Company	119,500		1,475,825
			36,250,410
Food, Beverage & Tobacco - 9.5%
Altria Group, Inc.	608,951		26,927,813
Flowers Foods, Inc.	56,407		1,328,949
General Mills, Inc.	12,709		859,891
Molson Coors Beverage Co., Cl. B	35,900		2,279,291
Mondelez International, Inc., Cl. A	31,800		2,266,068
PepsiCo, Inc.	36,835		6,553,683
Philip Morris International, Inc.	295,124		28,349,611
The Coca-Cola Company	297,056		17,772,861
			86,338,167
Household & Personal Products - .4%
Kimberly-Clark Corp.	28,598		3,684,280
Insurance - 1.8%
Prudential Financial, Inc.	18,757		1,775,725
The Progressive Corp.	107,074		14,291,167
			16,066,892
Materials - 5.2%
Air Products & Chemicals, Inc.	5,700		1,684,293
Dow, Inc.	97,774		5,334,549
Eastman Chemical Co.	8,992		764,410
Freeport-McMoRan, Inc.	430,446		17,179,100
International Paper Co.	33,594		1,173,103

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Materials - 5.2% (continued)
LyondellBasell Industries NV, Cl. A	210,480		20,789,110
Sylvamo Corp.	2,933		122,511
			47,047,076
Media & Entertainment - 5.9%
Alphabet, Inc., Cl. A	135,688	[a]	18,476,635
Alphabet, Inc., Cl. C	127,726	[a]	17,543,166
Comcast Corp., Cl. A	31,311		1,464,102
Meta Platforms, Inc., Cl. A	40,929	[a]	12,110,482
Netflix, Inc.	9,983	[a]	4,329,427
			53,923,812
Pharmaceuticals, Biotechnology & Life Sciences - 9.9%
AbbVie, Inc.	180,195		26,481,457
Amgen, Inc.	8,857		2,270,403
Bristol-Myers Squibb Co.	63,213		3,897,082
Gilead Sciences, Inc.	371,071		28,379,510
Merck & Co., Inc.	214,223		23,346,023
Pfizer, Inc.	168,164		5,949,642
			90,324,117
Semiconductors & Semiconductor Equipment - 10.6%
Broadcom, Inc.	46,621		43,026,055
Microchip Technology, Inc.	76,638		6,272,054
NVIDIA Corp.	57,392		28,325,822
Qualcomm, Inc.	163,884		18,769,635
			96,393,566
Software & Services - 7.0%
Microsoft Corp.	196,163		64,294,385
Technology Hardware & Equipment - 10.1%
Apple, Inc.	367,827		69,103,659
Cisco Systems, Inc.	94,000		5,390,900
Hewlett Packard Enterprise Co.	271,285		4,609,132
NetApp, Inc.	25,905		1,986,914
Seagate Technology Holdings PLC	155,946		11,039,417
			92,130,022
Telecommunication Services - 4.4%
AT&T, Inc.	688,920		10,189,127
Lumen Technologies, Inc.	76,937	[a]	122,330
Verizon Communications, Inc.	853,448		29,853,611
			40,165,068
Transportation - 1.8%
United Parcel Service, Inc., Cl. B	95,725		16,215,815
Utilities - 2.8%
American Electric Power Co., Inc.	23,700		1,858,080
Constellation Energy Corp.	111,245		11,587,279
Duke Energy Corp.	9,654		857,275

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
Utilities - 2.8% (continued)
Exelon Corp.		164,159		6,586,059
NextEra Energy, Inc.		13,458		898,994
OGE Energy Corp.		87,536		2,980,601
The Southern Company		13,955		945,172
				25,713,460
Total Common Stocks (cost $623,274,534)				908,353,546
	1-Day Yield (%)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,889,464)	5.41	1,889,464	[d]	1,889,464
Total Investments (cost $625,163,998)		99.8%		910,243,010
Cash and Receivables (Net)		.2%		1,606,907
Net Assets		100.0%		911,849,917

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At August 31, 2023, the value of the fund’s securities on loan was $2,219,908 and the value of the collateral was $2,270,863, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of August 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	908,353,546	-	-	908,353,546
Investment Companies	1,889,464	-	-	1,889,464

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2023, accumulated net unrealized appreciation on investments was $285,079,012, consisting of $306,373,093 gross unrealized appreciation and $21,294,081 gross unrealized depreciation.

At August 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.